ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	June 30,	December 31,
	2025	2024
Accrued payroll and related costs	$29,635	$27,150
Accrued vacation	14,235	9,817
Deferred revenue	4,134	3,527
Advanced payments from a customer	-	4,783
Commitment to purchase shares from directors and officers	1,017	1,518
Other	3,543	4,020
Total accrued expenses and other current liabilities	$52,564	$50,815